Debt - Schedule of Future Minimum Rental Payments (Details) (10-K)	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 95,757
2019	20,209
Total	115,966
Less: amount representing interest	(9,315)
Capital lease	$ 106,651